REGULATORY CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Regulatory Capital [Abstract]
Schedule of compliance with regulatory capital requirements under banking regulations	The following table sets forth for Citigroup and Citibank the regulatory capital tiers, total risk-weighted assets, quarterly adjusted average total assets, Total Leverage Exposure, risk-based capital ratios and leverage ratios:

In millions of dollars, except ratios	Stated minimum	Citigroup(4)			Citibank(4)
		Well- capitalized minimum	December 31, 2021	December 31, 2020	Well- capitalized minimum	December 31, 2021	December 31, 2020
Common Equity Tier 1 Capital			$149,305	$147,274		$148,548	$142,854
Tier 1 Capital			169,568	167,053		150,679	144,962
Total Capital (Tier 1 Capital + Tier 2 Capital)—Standardized Approach			203,838	205,002		175,427	169,449
Total Capital (Tier 1 Capital + Tier 2 Capital)—Advanced Approaches			194,006	196,051		166,921	161,447
Total risk-weighted assets—Standardized Approach			1,219,175	1,242,381		1,066,015	1,054,056
Total risk-weighted assets—Advanced Approaches			1,209,374	1,278,977		1,017,774	1,047,088
Quarterly adjusted average total assets(1)			2,351,434	2,265,615		1,716,596	1,667,105
Total Leverage Exposure(2)			2,957,764	2,391,033		2,236,839	2,172,052
Common Equity Tier 1 Capital ratio(3)	4.5%	N/A	12.25%	11.51%	6.5%	13.93%	13.55%
Tier 1 Capital ratio(3)	6.0	6.0%	13.91	13.06	8.0	14.13	13.75
Total Capital ratio(3)	8.0	10.0	16.04	15.33	10.0	16.40	15.42
Tier 1 Leverage ratio	4.0	N/A	7.21	7.37	5.0	8.78	8.70
Supplementary Leverage ratio	3.0	N/A	5.73	6.99	6.0	6.74	6.67

(1)Tier 1 Leverage ratio denominator.
(2)Supplementary Leverage ratio denominator.
(3)Citigroup’s reportable Common Equity Tier 1 Capital and Tier 1 Capital ratios were the lower derived under the Basel III Standardized Approach and the reportable Total Capital ratio was the lower derived under the Basel III Advanced Approaches framework as of December 31, 2021, whereas Citigroup’s reportable Common Equity Tier 1 Capital, Tier 1 Capital and Total Capital ratios as of December 31, 2020 were the lower derived under the Basel III Advanced Approaches framework. As of December 31, 2021 and 2020, Citibank’s reportable Common Equity Tier 1 Capital and Tier 1 Capital ratios were the lower derived under the Basel III Standardized Approach, whereas the Total Capital ratios were the lower derived under the Basel III Advanced Approaches framework.
(4)Certain of the above prior-period amounts have been revised to conform with enhancements made in the current period.
N/A Not applicable